Inventories - Summary of Classes of Inventories (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES.
Supplies for Production	$ 18,678,262	$ 6,130,065
Gas	7,050,658	2,764,539
Oil	11,627,604	3,365,526
Supplies for projects and spare parts	30,215,221	22,131,301
Electrical materials	29,022,610	2,986,344
Total	$ 77,916,093	$ 31,247,710